First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 96.0%
	Alabama – 1.7%
$210,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1 (Mandatory put 12/01/25)	4.00%	12/01/49	$235,372
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	116,365
				351,737
	California – 5.6%
500,000	CA St Stwd Cmntys Dev Auth Hosp Rev Methodist Hosp of Southern CA Proj	5.00%	01/01/21	520,260
500,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/27	617,690
				1,137,950
	Colorado – 2.1%
130,000	CO St Hlth Facs Auth Hosp Rev Ref Common Spirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	150,443
165,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/20	171,603
100,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/21	107,678
				429,724
	Connecticut – 1.8%
245,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/22	269,943
100,000	CT St Spl Tax Oblig Rev Ref Transprtn Infrastructure, Ser C	4.00%	11/01/20	102,742
				372,685
	Florida – 7.4%
290,000	Beach Rd Golf Estates Cmnty Dev Dist FL Spl Assmt	3.50%	11/01/20	291,592
385,000	Citizens Property Insurance Corp FL Sr Secured, Ser A-1	5.00%	06/01/20	393,289
220,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/21	224,011
230,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref-Assmt Area, Ser 1	3.50%	05/01/22	236,256
60,000	Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle Proj	4.00%	01/01/20	60,179
310,000	W Vlgs FL Impt Dist Spl Assmt Unit Dev #7 Master Infrastructure	4.00%	05/01/24	314,849
				1,520,176
	Georgia – 1.4%
240,000	Main Street Natural Gas Inc, GA Gas Supply Rev, Ser A	5.00%	05/15/25	278,311
	Hawaii – 2.0%
400,000	Honolulu City & Cnty HI Wstwtr Sys Rev Sr First Bd Resolution, Ser B	5.00%	07/01/20	410,040
	Illinois – 7.1%
400,000	Chicago IL Brd of Edu Ref, Ser C	5.00%	12/01/22	432,068
50,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/21	51,493
25,000	Chicago IL Ref, Ser C	5.00%	01/01/26	28,464
55,000	Chicago IL Ref, Ser C, CABS	(a)	01/01/25	47,358
200,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	207,716
250,000	IL St	5.00%	03/01/22	266,037
50,000	IL St Ref	5.00%	08/01/21	52,536
360,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/20	369,896
				1,455,568
	Indiana – 6.0%
500,000	Center Grove IN Cmnty Sch Corp, Ser B	4.00%	01/01/20	501,880

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$215,000	IN St Bond Bank Spl Program Gas Rev, Ser A	5.25%	10/15/21	$230,256
500,000	IN St Hsg & Cmnty Dev Auth Sf Mtge Rev Non Ace Variable, Ser C-3, AMT (b)	1.35%	07/01/47	500,000
				1,232,136
	Kentucky – 3.6%
90,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlth Care Inc, Ser B, NATL-RE	(a)	10/01/25	78,568
250,000	KY St Econ Dev Fin Auth Ref Hosp Rev Owensboro Hlth Inc Oblig Grp, Ser B	5.00%	06/01/21	261,362
20,000	KY St Econ Dev Fin Auth Ref-Owensboro Hlth, Ser A	5.00%	06/01/25	22,999
350,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	12/01/21	367,304
				730,233
	Louisiana – 2.5%
500,000	Saint John The Baptist Parish LA Rev Ref Marathon Oil Corp Proj, Ser A-2 (Mandatory put 07/01/24)	2.10%	06/01/37	501,680
	Massachusetts – 3.6%
100,000	MA St Dev Fin Agy Rev Ref Newbridge Charles Inc (c)	4.00%	10/01/32	106,992
400,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/20	412,652
200,000	MA St Dev Fin Agy Rev Umass Darthmouth Student Hsg Proj	5.00%	10/01/21	212,572
				732,216
	Minnesota – 2.9%
600,000	Minneapolis MN Mf Rev Riverside Home Proj, Ser B (Mandatory put 05/01/20)	3.75%	11/01/21	600,162
	Nebraska – 2.2%
420,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	457,842
	Nevada – 0.7%
125,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	147,339
	New Jersey – 3.5%
255,000	NJ St Transprtn Trust Fnd Auth Transprtn Sys, Ser B, NATL-RE	5.50%	12/15/20	266,279
50,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(a)	12/15/25	43,704
250,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/20	255,355
150,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/22	158,257
				723,595
	New York – 2.1%
400,000	Met Transprtn Auth NY Rev Transprtn, Ser C-2, BANS	5.00%	09/01/21	425,552
	North Dakota – 4.9%
500,000	W Fargo ND Ref & Impt Temp	2.15%	05/01/21	500,305
460,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	493,350
				993,655
	Oklahoma – 2.7%
495,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/22	540,466
	Pennsylvania – 11.3%
280,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	4.00%	07/01/22	290,584
295,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/23	319,438
500,000	Lancaster PA Ref, BAM	5.00%	05/01/25	593,060
100,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/23	108,608

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$200,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	3.00%	12/01/21	$204,214
345,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	4.00%	12/01/22	365,220
300,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd. Proj	4.00%	12/01/35	330,981
100,000	PA St Turnpike Commission Turnpike Rev Sub, Ser A	5.00%	12/01/21	107,553
				2,319,658
	Puerto Rico – 1.4%
249,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(a)	07/01/27	199,489
108,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(a)	07/01/29	80,740
				280,229
	Tennessee – 4.1%
150,000	Jackson TN Hosp Rev Ref, West TN Healthcare, Ser A	5.00%	04/01/20	152,145
600,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	639,858
50,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/21	52,064
				844,067
	Texas – 10.7%
200,000	Austin TX Indep Sch Dist Ref, Ser A	4.50%	08/01/20	204,960
575,000	Austin TX Indep Sch Dist Ref, Ser A	5.00%	08/01/20	591,376
175,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/21	183,832
125,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	137,856
145,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	159,913
110,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept Hotel Tax	5.00%	09/01/20	113,328
75,000	N TX Tollway Auth Rev Ref Sys 1st Tier, Ser A	5.00%	01/01/20	75,453
180,000	Oak Point TX Spl Assmnt Rev Wildridge Pub Impt Dist #1 Impt Area #2 Proj Accd Inv (c)	3.50%	09/01/23	182,572
500,000	TX St Pub Fin Auth Ref Sthrn Univ Fing Sys, BAM	5.00%	11/01/21	532,620
				2,181,910
	Vermont – 0.7%
140,000	Burlington VT, Ser B	5.00%	11/01/21	149,705
	Washington – 3.0%
600,000	King Cnty WA Swr Rev Sub (Mandatory put 12/01/21)	2.60%	01/01/43	607,908
	Wisconsin – 1.0%
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	212,800

Total Investments – 96.0%	19,637,344
(Cost $19,263,705) (d)
Net Other Assets and Liabilities – 4.0%	817,918
Net Assets – 100.0%	$20,455,262

(a)	Zero coupon bond.
(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2019, securities noted as such amounted to $289,564 or 1.4% of net assets.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $374,756 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,117. The net unrealized appreciation was $373,639.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 19,637,344	$ —	$ 19,637,344	$ —

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 98.5%
	Alabama – 2.6%
$500,000	Jefferson Cnty AL Ref Warrants, Ser B	5.00%	04/01/21	$524,650
	Colorado – 1.6%
170,000	CO St Hlth Facs Auth Hosp Rev Ref Common Spirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	196,733
125,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/19	125,350
				322,083
	Connecticut – 5.1%
600,000	Capital City CT Econ Dev Auth Pkg & Energy Fee Rev Adj, Ser B (a)	1.18%	06/15/34	600,000
270,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/19	270,688
150,000	CT St Ref, Ser G	5.00%	11/01/19	150,000
				1,020,688
	Delaware – 0.0%
5,000	Univ of Delaware DE Rev Variable, Ser C (a)	1.27%	11/01/37	5,000
	Florida – 3.6%
500,000	FL Dev Fin Corp Surface Transprtn Fac Rev, Virgin Trains USA Passenger Rail Proj, Ser B, AMT (Mandatory put 03/17/20)	1.90%	01/01/49	500,635
210,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/20	211,359
				711,994
	Georgia – 0.5%
100,000	Main Street Natural Gas Inc GA Gas Supply Rev, Ser A	5.00%	05/15/20	101,799
	Illinois – 5.6%
105,000	Adams Cnty IL Sch Dist #172, BAM	4.00%	02/01/20	105,590
320,000	Chicago IL Brd of Edu Cap Apprec-Sch Reform, Ser B-1, NATL-RE	(b)	12/01/20	311,968
100,000	IL St Ref	5.00%	01/01/20	100,478
195,000	IL St Sales Tax Rev Build IL	5.00%	06/15/20	198,766
400,000	IL St, Ser D	5.00%	11/01/20	411,404
				1,128,206
	Indiana – 5.8%
500,000	Center Grove IN Cmnty Sch Corp, Ser B	4.00%	01/01/20	501,880
600,000	IN St Fin Auth Econ Dev Rev Ref Republic Svcs Inc Proj, Ser A, AMT (Mandatory put 12/02/19)	1.40%	05/01/34	600,024
50,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/20	51,452
				1,153,356
	Iowa – 2.5%
500,000	IA St Fin Auth Rev Ref-Trinity Hlth Svcs Inc Proj, Ser A (a)	1.11%	12/01/30	500,000
	Kansas – 1.1%
225,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	2.00%	09/01/21	228,238
	Kentucky – 2.3%
350,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	06/01/20	354,945
100,000	Lewis Cnty KY Sch Dist Fin Corp, Ser B	2.25%	06/01/22	101,360
				456,305
	Louisiana – 5.5%
600,000	Saint James Parish LA Rev Var Nucor Steel LA, Ser A-1 (a)	1.26%	11/01/40	600,000

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$500,000	Saint John the Baptist Parish LA Rev Ref Marathon Oil Corp Proj, Ser A-1 (Mandatory put 04/01/23)	2.00%	06/01/37	$500,260
				1,100,260
	Massachusetts – 6.1%
500,000	Fall River MA, BANS	3.50%	02/07/20	503,220
500,000	MA St Bay Transprtn Auth Variable Gen Transprtn Sys, Ser A2 (a)	1.08%	03/01/30	500,000
220,000	MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj	5.00%	10/01/20	226,959
				1,230,179
	Minnesota – 3.7%
550,000	Brooklyn Center MN Mf Hsg Dev Rev Unity Pl Proj (Mandatory put 12/01/20)	1.95%	12/01/21	551,826
200,000	Minneapolis MN Mf Rev Riverside Homes Proj, Ser A (Mandatory put 05/01/20)	2.40%	11/01/21	200,090
				751,916
	Missouri – 4.4%
300,000	MO St Hlth & Eductnl Facs Auth Variable Ascension Hlth Seniorcredit Grp, Ser C4 (a)	1.08%	11/15/26	300,000
575,000	MO St Hlth & Eductnl Facs Auth Variable Lutheran Sr Svcs (a)	1.11%	02/01/31	575,000
				875,000
	Nebraska – 1.6%
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	327,030
	New Hampshire – 2.5%
500,000	NH St Hlth & Edu Facs Auth Rev Var Univ Sys NH, Ser A-1 (a)	1.30%	07/01/35	500,000
	New Jersey – 0.6%
60,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/20	61,285
50,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/20	51,071
				112,356
	New Mexico – 2.5%
500,000	Farmington NM Poll Control Rev Ref Pub Svc Company Proj, Ser B, Remk (Mandatory put 06/01/22)	2.13%	06/01/40	504,425
	New York – 11.2%
115,000	Met Transprtn Auth NY Rev, Ser B-1A, BANS	5.00%	05/15/20	117,204
500,000	Met Transprtn Auth NY Rev, Ser E, BANS	4.00%	09/01/20	510,785
300,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adj, Ser C (a)	1.08%	06/15/33	300,000
570,000	New York City NY Trans Fin Auth Rev NYC Recovery, Ser 3, Subser 3-d (a)	1.20%	11/01/22	570,000
500,000	New York NY Adjustable Fiscal 2015, Subser F-6 (a)	1.35%	06/01/44	500,000
240,000	NY St Hsg Fin Agy Variable Ref Affordable Hsg, Ser F, Bid Grp 2 (Mandatory put 05/01/20)	1.80%	05/01/50	240,046
				2,238,035
	North Dakota – 2.5%
500,000	W Fargo ND Ref & Impt Temp	2.15%	05/01/21	500,305
	Ohio – 2.6%
525,000	OH St Hgr Eductnl Fac Commission Univ Dayton 2003 PJ, FGIC CPI + 1.04% (c)	2.90%	12/01/19	525,409

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon – 0.2%
$35,000	Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza Inc	3.00%	12/01/19	$35,037
	Pennsylvania – 10.5%
500,000	Allegheny Cnty PA Hosp Dev Auth Ref-Univ Pittsburgh Med Center, Ser A	5.00%	07/15/20	513,145
185,000	Central Greene PA Sch Dist Ref, Ser B, BAM	5.00%	02/15/20	187,002
100,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	3.00%	12/01/19	100,084
590,000	PA St Econ Dev Fingauth Rev PA Bridges Finco Lp	5.00%	12/31/19	592,979
500,000	Philadelphia PA Sch Dist Trans, Ser C	4.00%	03/31/20	505,395
210,000	Philadelphia PA Wtr & Wstwtr Rev Ref, Ser B	5.00%	11/01/19	210,000
				2,108,605
	Tennessee – 7.5%
500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Var-Catholic Hlth, Ser C (a)	1.28%	05/01/39	500,000
500,000	Clarksville TN Pub Bldg Auth Rev Adj Pooled Fing TN Mun Bd Fd (a)	1.14%	07/01/37	500,000
500,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/20	504,080
				1,504,080
	Texas – 5.1%
105,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/20	107,226
200,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	220,570
200,000	TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev	5.00%	12/15/19	200,790
500,000	TX St-Veterans (a)	1.26%	12/01/47	500,000
				1,028,586
	Vermont – 0.6%
130,000	Burlington VT, Ser B	5.00%	11/01/19	130,000
	Wisconsin – 0.7%
135,000	WI St Hlth & Eductnl Facs Auth Rev Variable-Ascension Sr Credit Grp, Ser 2013 B-5 (Mandatory put 12/03/19)	1.38%	11/15/38	135,012

Total Investments – 98.5%	19,758,554
(Cost $19,713,832) (d)
Net Other Assets and Liabilities – 1.5%	307,183
Net Assets – 100.0%	$20,065,737

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	Zero coupon bond.
(c)	Floating or variable rate security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2019, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $47,180 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,458. The net unrealized appreciation was $44,722.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2019 (Unaudited)
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CPI	Consumer Price Index
FGIC	Financial Guaranty Insurance Co.
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2019 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2019	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 19,758,554	$ —	$ 19,758,554	$ —

*	See Portfolio of Investments for state breakout.

Additional Information
First Trust Exchange-Traded Fund III
October 31, 2019 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.